UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/2000
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
          ----------------------------------------------------------------------
Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO              02/12/01
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 95
                                        -------------------

Form 13F Information Table Value Total: $    115,952
                                        -------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

-----     -----------------        ---------------------------------------------
          [Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Bristol-Myers Squibb           COMMON STOCK     110122108      9,260,093       125,242      SOLE          N/A        SOLE
General Electric               COMMON STOCK     369604103      7,339,145       153,098      SOLE          N/A        SOLE
Cisco Systems                  COMMON STOCK     17275R102      6,694,936       175,031      SOLE          N/A        SOLE
Wal Mart Stores Inc.           COMMON STOCK                    4,616,563        86,900      SOLE          N/A        SOLE
Qwest Communications           COMMON STOCK                    4,335,217       105,737      SOLE          N/A        SOLE
Enron Corporation              COMMON STOCK     293561106      3,753,260        45,152      SOLE          N/A        SOLE
Siebel Systems Inc             COMMON STOCK                    3,628,622        53,658      SOLE          N/A        SOLE
EMC Corp Mass                  COMMON STOCK                    3,537,667        53,198      SOLE          N/A        SOLE
Medtronic Inc.                 COMMON STOCK     585055106      2,933,984        48,596      SOLE          N/A        SOLE
Citigroup Inc.                 COMMON STOCK     172967101      2,841,475        55,647      SOLE          N/A        SOLE
Exxon Mobil Corporation        COMMON STOCK                    2,784,695        32,031      SOLE          N/A        SOLE
Anadarko Petroleum             COMMON STOCK     32511107       2,780,436        39,117      SOLE          N/A        SOLE
Intel Corporation              COMMON STOCK     458140100      2,673,308        88,925      SOLE          N/A        SOLE
Home Depot                     COMMON STOCK                    2,636,991        57,718      SOLE          N/A        SOLE
Pfizer Incorporated            COMMON STOCK     717081103      2,489,921        54,129      SOLE          N/A        SOLE
American Intl Group Inc.       COMMON STOCK                    2,307,545        23,412      SOLE          N/A        SOLE
Philip Morris Companies        COMMON STOCK     718154107      2,055,900        46,725      SOLE          N/A        SOLE
Pharmacia Corp                 COMMON STOCK                    1,903,200        31,200      SOLE          N/A        SOLE
Cardinal Health                COMMON STOCK     14149Y108      1,881,418        18,885      SOLE          N/A        SOLE
Oracle Corp.                   COMMON STOCK     68389X105      1,673,709        57,590      SOLE          N/A        SOLE
Hewlett Packard Company        COMMON STOCK                    1,611,897        51,070      SOLE          N/A        SOLE
Emerson Electric Company       COMMON STOCK     291011104      1,409,168        17,880      SOLE          N/A        SOLE
Household International        COMMON STOCK     441815107      1,404,150        25,530      SOLE          N/A        SOLE
Microsoft Corporation          COMMON STOCK                    1,397,065        32,209      SOLE          N/A        SOLE
MBNA Corporation               COMMON STOCK     55262400000    1,380,945        37,386      SOLE          N/A        SOLE
Alliance Capital Mgmt LP       COMMON STOCK                    1,276,003        25,205      SOLE          N/A        SOLE
Sabine Royalty Trust           COMMON STOCK     785688102      1,257,015        67,265      SOLE          N/A        SOLE
Pepsico Inc.                   COMMON STOCK     997134101      1,253,931        25,300      SOLE          N/A        SOLE
BP Amoco PLC ADR               COMMON STOCK                    1,179,640        24,640      SOLE          N/A        SOLE
Minnesota Mining and Mfg.      COMMON STOCK     604059105      1,129,326         9,372      SOLE          N/A        SOLE
U S Bancorp Del                COMMON STOCK                    1,107,473        37,943      SOLE          N/A        SOLE
Nokia Corp                     COMMON STOCK                    1,101,855        25,330      SOLE          N/A        SOLE
Wells Fargo                    COMMON STOCK                    1,088,189        19,541      SOLE          N/A        SOLE
Vodafone Airtouch ADR          COMMON STOCK                    1,079,210        30,135      SOLE          N/A        SOLE
AOL Time Warner Inc            COMMON STOCK     02364J104        977,010        28,075      SOLE          N/A        SOLE
Elan Corp Plc Spon Adr         COMMON STOCK                      966,678        20,650      SOLE          N/A        SOLE
Clear Channel Comm Inc         COMMON STOCK                      900,463        18,590      SOLE          N/A        SOLE
IBM                            COMMON STOCK     459200101        869,380        10,228      SOLE          N/A        SOLE
Abbott Laboratories            COMMON STOCK     2824100          784,688        16,200      SOLE          N/A        SOLE
Apartment Invt & Mgmt A        COMMON STOCK                      769,587        15,411      SOLE          N/A        SOLE
Merck & Co.                    COMMON STOCK                      757,426         8,090      SOLE          N/A        SOLE
Southern Company               COMMON STOCK                      744,800        22,400      SOLE          N/A        SOLE
Federal Natl Mtg Assoc         COMMON STOCK     313586109        707,880         8,160      SOLE          N/A        SOLE
Duke Energy                    COMMON STOCK                      707,405         8,298      SOLE          N/A        SOLE
Johnson & Johnson              COMMON STOCK     478160104        701,818         6,680      SOLE          N/A        SOLE
Healthcare Realty Trust        COMMON STOCK     421946104        684,176        32,197      SOLE          N/A        SOLE
Immunex Corp                   COMMON STOCK                      599,219        14,750      SOLE          N/A        SOLE
Pitt Desmoines Inc             COMMON STOCK                      591,750        18,000      SOLE          N/A        SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        580,917         9,533      SOLE          N/A        SOLE
Tyco International LTD         COMMON STOCK                      575,258        10,365      SOLE          N/A        SOLE
Concord E F S Inc.             COMMON STOCK                      561,294        12,777      SOLE          N/A        SOLE
Safeway Inc New                COMMON STOCK     786514208        550,938         8,815      SOLE          N/A        SOLE
The Charles Schwab Corp        COMMON STOCK                      546,474        19,259      SOLE          N/A        SOLE
Genentech Inc New              COMMON STOCK                      525,675         6,450      SOLE          N/A        SOLE
Agilent Technologies Inc       COMMON STOCK                      521,549         9,526      SOLE          N/A        SOLE
Forest Laboratories Inc.       COMMON STOCK                      498,281         3,750      SOLE          N/A        SOLE
Target Corp                    COMMON STOCK                      466,658        14,470      SOLE          N/A        SOLE
JP Morgan Chase                COMMON STOCK                      466,048         2,816      SOLE          N/A        SOLE
Sara Lee Corp                  COMMON STOCK     803111103        435,542        17,732      SOLE          N/A        SOLE
Schlumberger Ltd.              COMMON STOCK     80685718001      423,989         5,304      SOLE          N/A        SOLE
SBC Communications Inc.        COMMON STOCK     78387G103        420,391         8,804      SOLE          N/A        SOLE
Pall Corp.                     COMMON STOCK     696429307        409,328        19,206      SOLE          N/A        SOLE
EOG Resources                  COMMON STOCK     293562104        403,594         7,380      SOLE          N/A        SOLE
Verizon Communications         COMMON STOCK                      391,226         7,805      SOLE          N/A        SOLE
American Express Company       COMMON STOCK                      386,982         7,045      SOLE          N/A        SOLE
Walt Disney                    COMMON STOCK     254687106        382,235        13,209      SOLE          N/A        SOLE
Transocean Offshore            COMMON STOCK                      380,650         8,275      SOLE          N/A        SOLE
Capital Southwest Corporation  COMMON STOCK                      376,269         7,150      SOLE          N/A        SOLE
Amgen, Inc.                    COMMON STOCK     31162100         367,769         5,752      SOLE          N/A        SOLE
Royal Dutch Petroleum Co       COMMON STOCK                      356,834         5,892      SOLE          N/A        SOLE
Ensco International Inc.       COMMON STOCK                      342,328        10,050      SOLE          N/A        SOLE
AmeriGas Partners LP           COMMON STOCK     30975106         337,321        20,290      SOLE          N/A        SOLE
Sun Microsystems               COMMON STOCK                      322,542        11,571      SOLE          N/A        SOLE
Dell Computer Corp             COMMON STOCK                      320,676        18,390      SOLE          N/A        SOLE
McDonald's                     COMMON STOCK                      306,000         9,000      SOLE          N/A        SOLE
Triton Energy Limited          COMMON STOCK                      300,000        10,000      SOLE          N/A        SOLE
Medimmune Inc                  COMMON STOCK                      291,371         6,110      SOLE          N/A        SOLE
E. I. Du Pont De Nemours       COMMON STOCK     263534109        283,401         5,866      SOLE          N/A        SOLE
Schering Plough                COMMON STOCK                      248,281         4,375      SOLE          N/A        SOLE
Colgate Palmolive              COMMON STOCK                      245,290         3,800      SOLE          N/A        SOLE
United Technologies            COMMON STOCK                      235,875         3,000      SOLE          N/A        SOLE
DST Systems Inc.               COMMON STOCK     233326107        227,800         3,400      SOLE          N/A        SOLE
San Juan Basin Royal Tr        COMMON STOCK                      225,104        17,830      SOLE          N/A        SOLE
Nabors Industries, Inc.        COMMON STOCK                      221,813         3,750      SOLE          N/A        SOLE
American Home Products         COMMON STOCK                      216,070         3,400      SOLE          N/A        SOLE
FPL Group                      COMMON STOCK                      208,075         2,900      SOLE          N/A        SOLE
BellSouth Corporation          COMMON STOCK     79860102         207,635         5,072      SOLE          N/A        SOLE
Alcoa Inc.                     COMMON STOCK                      205,355         6,130      SOLE          N/A        SOLE
Procter & Gamble               COMMON STOCK     742718109        203,938         2,600      SOLE          N/A        SOLE
At&T Lib Media Grp Cl A        COMMON STOCK                      196,032        14,454      SOLE          N/A        SOLE
WorldCom Inc                   COMMON STOCK     98157D106        168,145        11,957      SOLE          N/A        SOLE
Mail-Well Inc (Colorado)       COMMON STOCK     560321200         43,125        10,000      SOLE          N/A        SOLE
Imaginon Inc                   COMMON STOCK                          938        10,000      SOLE          N/A        SOLE
Ben Ezra Weinstein New         COMMON STOCK                          500        50,000      SOLE          N/A        SOLE
Pacer Energy                   COMMON STOCK                            0        35,000      SOLE          N/A        SOLE